Note 4 - Segmental Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Note 4 - Segmental Financial Information
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the year ended December 31, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Total
Voyage revenue	$864,545	$175,646	$809,669	$-	$1,849,860
Intersegment voyage revenue	-	22,062	-	-	22,062
Voyage revenue -related parties	-	-	210,087	-	210,087
Income from investment in leaseback vessels	-	-	-	23,947	23,947
Total revenues	$864,545	$197,708	$1,019,756	$23,947	$2,105,956

Reconciliation of revenue:
Elimination of intersegment revenues					(22,062)
Total consolidated revenues					$2,083,894

Less (1):
Voyage expenses	(25,769)	(21,045)	(325,325)	-
Charter-in hire expenses	-	-	(727,550)	-
Voyage expenses-related parties	(12,163)	(2,429)	(6,974)	-
Vessels’ operating expenses	(158,164)	(82,043)	-	-
Realized losses on FFAs and bunker swaps, net	-	-	(15,554)	-
Interest and finance costs	(99,483)	(22,669)	(1,934)	(10,081)
Other segment items (2)	(144,166)	(43,667)	-	-
Segment profit/ (loss)	$424,800	$25,855	$(57,581)	$13,866	$406,940

Reconciliation of segment profit or loss:
General and administrative expenses					(22,091)
General and administrative expenses – related parties					(11,376)
Management and agency fees-related parties					(59,281)
Gain on sale of vessels, net					3,788
Foreign exchange losses					(5,440)
Elimination of intersegment expenses					1,044
Interest income					33,185
Income from equity method investments					12
Other, net					2,873
Unallocated loss on derivative instruments, net					(33,320)
Net income					$316,334
For the year ended December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Total
Voyage revenue	$839,374	$155,892	$507,225	$-	$1,502,491
Intersegment voyage revenue	-	11,902	-	-	11,902
Income from investment in leaseback vessels	-	-	-	8,915	8,915
Total revenues	$839,374	$167,794	$507,225	$8,915	$1,523,308

Reconciliation of revenue:
Elimination of intersegment revenues					(11,902)
Total consolidated revenues					$1,511,406

Less (1):
Voyage expenses	(12,490)	(32,201)	(231,596)	-
Charter-in hire expenses	-	-	(352,397)	-
Voyage expenses-related parties	(11,881)	(2,112)	-	-
Vessels’ operating expenses	(161,155)	(96,933)	-	-
Realized losses on FFAs and bunker swaps, net	-	-	(4,676)	-
Interest and finance costs	(117,036)	(23,941)	(1,243)	(2,208)
Other segment items (2)	(142,063)	(44,059)	-	-
Segment profit/ (loss)	$394,749	$(31,452)	$(82,687)	$6,707	$287,317

Reconciliation of segment profit or loss:
General and administrative expenses					(15,674)
General and administrative expenses – related parties					(8,542)
Management and agency fees-related parties					(56,254)
Gain on sale of vessels, net					112,220
Loss on vessels held for sale					(2,305)
Vessels’ impairment loss					(434)
Foreign exchange gains					2,576
Interest income					32,447
Unallocated interest and finance costs					(1)
Income from equity method investments					764
Other, net					6,941
Unallocated gain on derivative instruments, net					21,964
Net income					$381,019
For the year ended December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Voyage revenue	$797,392	$316,100	$367	$1,113,859
Intersegment voyage revenue	-	800	-	800
Total revenues	$797,392	$316,900	$367	$1,114,659

Reconciliation of revenue:
Elimination of intersegment revenues				(800)
Total consolidated revenues				$1,113,859

Less (1):
Voyage expenses	(11,323)	(37,602)	(944)
Voyage expenses-related parties	(11,458)	(3,960)	-
Vessels’ operating expenses	(169,426)	(99,805)	-
Interest and finance costs	(101,888)	(20,333)	(12)
Other segment items (2)	(138,171)	(41,313)	-
Segment profit/ (loss)	$365,126	$113,887	$(589)	$478,424

Reconciliation of segment profit or loss:
General and administrative expenses				(9,737)
General and administrative expenses – related parties				(9,792)
Management and agency fees-related parties				(46,735)
Gain on sale of vessels, net				126,336
Vessels’ impairment loss				(1,691)
Foreign exchange gains				3,208
Interest income				5,956
Income from equity method investments				2,296
Other, net				3,729
Unallocated gain on derivative instruments, net				2,698
Net income				$554,692

	As of December 31, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other corporate assets (*)	Eliminations	Total
Total Assets	$2,980,145	$770,075	$513,369	$333,108	$681,412	$(129,422)	$5,148,687

	As of December 31, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other corporate assets (*)	Eliminations	Total
Total Assets	$3,153,806	$734,817	$455,568	$238,667	$707,284	$(3,120)	$5,287,022